RESERVES (Tables)	12 Months Ended
Dec. 31, 2022
RESERVES
Schedule of reserves movement of the company

	2021	2022
	RMB	RMB
Capital reserve (Note (a))
Balance as at January 1	34,263	27,062
Distribution to sellers in the business combination of entities under common control	(6,124)	—
Other contributions	—	2,678
Transaction with non-controlling interests	(1,396)	—
Other equity movements under the equity method	—	(1,009)
Others	319	22
Balance as at December 31	27,062	28,753

Share premium (Note (b))
Balance as at January 1	55,850	55,850
Purchase of own shares	—	(3,004)
Balance as at December 31	55,850	52,846

Statutory surplus reserve (Note (c))
Balance as at January 1	92,280	96,224
Appropriation	3,944	4,610
Balance as at December 31	96,224	100,834

Discretionary surplus reserve
Balance as at January 1	117,000	117,000
Balance as at December 31	117,000	117,000

Other reserves
Balance as at January 1	3,500	2,495
Other comprehensive income	17,574	19,126
Amounts transferred to initial carrying amount of hedged items	(19,302)	(15,363)
Others	723	149
Balance as at December 31	2,495	6,407

Retained earnings (Note (d))
Balance as at January 1	322,361	354,480
Net income attributable to owners of the Company	71,975	66,153
Final dividend inspect of the previous year, approved and paid during the year (Note (e))	(15,739)	(37,532)
Interim dividend (Note (f))	(19,371)	(19,371)
Appropriation	(3,944)	(4,610)
Others	(802)	(150)
Balance as at December 31	354,480	358,970
	653,111	664,810

Notes:

(a)	The capital reserve represents (i) the difference between the total amount of the par value of shares issued and the amount of the net assets transferred from Sinopec Group Company in connection with the Reorganization (Note 1), and (ii) the difference between the considerations paid over or received the amount of the net assets of entities and related operations acquired from or sold to Sinopec Group Company and non-controlling interests.

43.   RESERVES (Continued)

Notes: (Continued)

(b)	The application of the share premium account is governed by Sections 167 and 168 of the PRC Company Law.
(c)

According to the PRC Company Law and the Articles of Association of the Company, the Company is required to transfer 10% of its net income determined in accordance with the accounting policies complying with Accounting Standards for Business Enterprises (“CASs”),  adopted by the Group to statutory surplus reserve. In the event that the reserve balance reaches 50% of the registered capital, no transfer is required. The transfer to this reserve must be made before distribution of a dividend to shareholders. Statutory surplus reserve can be used to make good previous years’ losses, if any, and may be converted into share capital by issuing of new shares to shareholders in proportion to their existing shareholdings or by increasing the par value of the shares currently held by them, provided that the balance after such issue is not less than 25% of the registered capital.

During the years ended December 31, 2020, 2021 and 2022, the Company transferred RMB 1,857, RMB 3,944 and RMB 4,610 respectively, being 10% of the net income determined in accordance with the accounting policies complying with CASs.

The usage of the discretionary surplus reserve is similar to that of statutory surplus reserve.

(d)

As at December 31, 2021 and 2022, the amount of retained earnings available for distribution was RMB 116,440 and RMB 100,947, respectively, being the amount determined in accordance with CASs. According to the Articles of Association of the Company, the amount of retained earnings available for distribution to owners of the Company is the lower of the amount determined in accordance with the accounting policies complying with CASs and the amount determined in accordance with the accounting policies complying with IFRS.

Pursuant to a resolution passed at the director’s meeting on March 24, 2023, final dividends in respect of the year ended December 31, 2022 of RMB 0.195 per share totaling RMB 23,380 were proposed for shareholders’ approval at the Annual General Meeting. Final cash dividend for the year ended December 31, 2022 proposed after the date of the statement of financial position has not been recognized as a liability at the date of the statement of financial position.

(e)

Pursuant to the shareholders’ approval at the Annual General Meeting on May 25,2021, a final dividend of RMB 0.13 per share totaling RMB 15,739 according to total shares as at June 16, 2021 was approved. All dividends have been paid in the year ended December 31, 2021.

Pursuant to the shareholders’ approval at the Annual General Meeting on May 18, 2022, a final dividend of RMB 0.31 per share totaling RMB 37,532 according to total shares as at June 9, 2022 was approved. All dividends have been paid in the year ended December 31, 2022.

(f)

Pursuant to the shareholders’ approval at the General Meeting on August 27, 2021, the interim dividends for the year ended December 31, 2021 of RMB 0.16 per share totaling RMB 19,371 were approved. Dividends were paid on September 17, 2021.

Pursuant to the shareholders’ approval at the General Meeting on August 26, 2022, the interim dividends for the year ended December 31, 2022 of RMB 0.16 per share totaling RMB 19,371 were approved. Dividends were paid on September 19, 2022.